BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—83.2%
Austria—0.2%
Erste Group Bank AG	1,695	$55,063
Brazil—6.6%
Banco do Brasil SA	113,700	1,004,257
Cielo SA	58,600	54,057
Eletromidia SA*	129,376	383,540
Sendas Distribuidora S/A	19,200	40,987
		1,482,841
Chile—0.1%
Banco Santander Chile - SP ADR	1,447	25,134
China—13.8%
Alibaba Group Holding Ltd.*	5,600	55,733
Alibaba Group Holding Ltd. - SP ADR*	2,320	184,556
BOE Technology Group Co., Ltd., Class A	1,291,590	722,228
China Feihe Ltd.	106,000	61,649
China State Construction Engineering Corp., Ltd., Class A	57,400	47,671
Fufeng Group Ltd.	103,000	56,212
JD.com, Inc., Class A	305	4,965
JD.com, Inc. - ADR	3,901	127,173
Muyuan Foodstuff Co., Ltd., Class A	35,300	199,153
Rianlon Corp., Class A	15,700	87,044
Tech-Bank Food Co., Ltd., Class A*	276,778	168,751
Tencent Holdings Ltd.	4,200	166,212
Trip.com Group Ltd. - ADR*	9,238	291,736
Tsingtao Brewery Co., Ltd., Class H	30,000	258,286
Xiamen Xiangyu Co., Ltd., Class A	32,100	43,185
Yixintang Pharmaceutical Group Co., Ltd., Class A	61,000	232,259
YTO Express Group Co., Ltd., Class A	85,197	184,583
YTO Express Group Co., Ltd., Class A	19,800	42,898
Yum China Holdings, Inc.	2,758	155,717
		3,090,011
Greece—0.6%
JUMBO SA	5,689	132,027
Hungary—0.1%
Richter Gedeon Nyrt	1,253	31,616
India—15.2%
Apollo Tyres Ltd.	27,658	130,520
Bajaj Auto Ltd.	3,384	186,599
Bank of Baroda	325,678	726,576
Bharti Airtel Ltd.	12,294	126,192
Bharti Airtel Ltd.	1,797	9,874
Gravita India Ltd.*	7,859	58,395
IDFC First Bank Ltd.*	288,533	249,323
Indian Hotels Co., Ltd.	65,502	308,181
ITC Ltd.	118,400	636,854
Mahindra & Mahindra Ltd.	19,107	304,243
PB Fintech Ltd.*	33,184	242,636
Phoenix Mills Ltd., (The)	3,351	59,380
Power Grid Corp. of India Ltd.	94,219	266,080
Reliance Industries Ltd. - SP GDR	575	34,332
Zydus Lifesciences Ltd.	9,620	58,382
		3,397,567
Indonesia—3.2%
Bank Central Asia Tbk PT	555,000	334,902
Bank Mandiri Persero Tbk PT	640,100	215,997
Bank Negara Indonesia Persero Tbk PT	261,300	157,620
		708,519
Israel—5.9%
Inmode Ltd.*	8,550	269,923
Mizrahi Tefahot Bank Ltd.	4,353	139,667
Monday.com Ltd.*	3,845	692,869
Wix.com Ltd.*	2,772	211,282
		1,313,741
Japan—1.0%
Suzuki Motor Corp.	6,600	217,331
Mexico—5.6%
Arca Continental SAB de CV	14,100	142,523
Coca-Cola Femsa SAB de CV - SP ADR	748	61,949
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,751	144,720
Grupo Aeroportuario del Pacifico SAB de CV - ADR	601	106,275
Grupo Aeroportuario del Sureste SAB de CV - ADR	524	146,903
Grupo Bimbo SAB de CV, Class A	35,400	189,798
Grupo Comercial Chedraui SA de CV	8,400	43,603
Grupo Financiero Banorte SAB de CV, Class O	51,200	411,418
		1,247,189
Peru—0.5%
Credicorp Ltd.	828	107,185
Poland—0.8%
Dino Polska SA*	1,837	180,672
Russia—0.0%
Fix Price Group PLC - GDR*†	5,934	0
HeadHunter Group PLC - ADR*†	3,106	0
Magnit PJSC*†	2,995	0
Sberbank of Russia PJSC - SP ADR*†	9,522	0
		0
Singapore—3.2%
DBS Group Holdings Ltd.	12,156	272,174
Singapore Airlines Ltd.	41,800	198,058
United Overseas Bank Ltd.	11,600	239,666
		709,898
South Africa—0.7%
Aspen Pharmacare Holdings Ltd.	16,456	143,140
Life Healthcare Group Holdings Ltd.	28,783	27,296
		170,436
South Korea—10.9%
Classys, Inc.	2,851	56,128
Hankook Tire & Technology Co., Ltd.	2,708	70,320
HK inno N Corp.	2,227	56,425
HL Mando Co., Ltd.	4,439	161,054
Hyundai Mobis Co., Ltd.	1,629	273,462
JYP Entertainment Corp.	824	75,634
Orion Corp.	822	79,986
Samsung Electronics Co., Ltd.	13,347	716,073
Samsung Electronics Co., Ltd. - GDR	81	110,131
SK Hynix, Inc.	10,333	842,692
		2,441,905
Taiwan—4.0%
Accton Technology Corp.	50,000	573,290
Nanya Technology Corp.	91,000	216,887
Wiwynn Corp.	3,000	112,787
		902,964
Thailand—3.8%
AP Thailand PCL - NVDR	491,400	163,752
Bangkok Dusit Medical Services PCL†	250,700	203,514
Bumrungrad Hospital PCL†	32,600	208,902
Kiatnakin Phatra Bank PCL - NVDR	13,000	23,521
Supalai PCL - NVDR	445,600	258,603
		858,292
United Kingdom—1.1%
Pepco Group NV*	25,360	240,026
United States—5.1%
AES Corp., (The)	6,742	133,087
Coupang, Inc.*	46,900	731,640
Micron Technology, Inc.	1,944	132,581
Samsonite International SA*	54,300	137,857
		1,135,165
Uruguay—0.8%
Arcos Dorados Holdings, Inc., Class A	20,971	177,205
TOTAL COMMON STOCKS
(Cost $17,755,856)		18,624,787
PREFERRED STOCKS—0.4%
Brazil—0.2%
Itau Unibanco Holding SA - SP ADR 4.687%	6,796	34,932
South Korea—0.2%
Samsung Electronics Co., Ltd. 2.433%	1,003	44,177
TOTAL PREFERRED STOCKS
(Cost $65,600)		79,109
RIGHTS—0.0%
Thailand—0.0%
Kiatnakin Phatra Bank PCL *	1,083	133
Kiatnakin Phatra Bank PCL*	1,083	73
TOTAL RIGHTS
(Cost $0)		206

SHORT-TERM INVESTMENTS—16.6%
Tri-State Deposit, 4.95%(a)	3,041,811	3,041,811
U.S. Bank Money Market Deposit Account, 5.00%(a)	672,109	672,109
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,713,920)		3,713,920
TOTAL INVESTMENTS—100.2%
(Cost $21,535,376)		22,418,022
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(40,407)
NET ASSETS—100.0%		$22,377,615

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2023.
†
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2023, these securities amounted to $412,416 or 1.8% of net assets.

Contracts For Difference held by the Fund at May 31, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
DaShenLin Pharmaceutical Group Co., Ltd.	Goldman Sachs	05/29/2026	5.08%	Termination	67,600	$309,721	$(11,581)
Petpal Pet Nutrition Technology Co., Ltd., Class A	Goldman Sachs	01/05/2026	0.00	Termination	36,956	71,265	(21,529)
Proya Cosmetics Co., Ltd., Class A	Goldman Sachs	05/29/2026	5.08	Termination	17,640	298,155	(8,697)
Wens Foodstuffs Group Co., Ltd., Class A	Goldman Sachs	02/09/2026	0.00	Termination	151,186	357,940	(106,739)
						$1,037,081	(148,546)
Portugal
Jeronimo Martins	Goldman Sachs	12/08/2025	3.15	Termination	18,619	449,384	42,541
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	5.08	Monthly	117,900	–	(177,351)
Total Long						1,486,465	(283,356)
Net unrealized gain/(loss) on Contracts For Difference							$(283,356)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$55,063	$-	$55,063	$-
Brazil	1,482,841	1,482,841	-	-
Chile	25,134	25,134	-	-
China	3,090,011	759,182	2,330,829	-
Greece	132,027	-	132,027	-
Hungary	31,616	-	31,616	-
India	3,397,567	-	3,397,567	-
Indonesia	708,519	-	708,519	-
Israel	1,313,741	1,174,074	139,667	-
Japan	217,331	-	217,331	-
Mexico	1,247,189	1,247,189	-	-
Peru	107,185	107,185	-	-
Poland	180,672	-	180,672	-
Russia	-	-	-	- *
Singapore	709,898	-	709,898	-
South Africa	170,436	27,296	143,140	-
South Korea	2,441,905	-	2,441,905	-
Taiwan	902,964	-	902,964	-
Thailand	858,292	-	445,876	412,416
United Kingdom	240,026	-	240,026	-
United States	1,135,165	997,308	137,857	-
Uruguay	177,205	177,205	-	-
Preferred Stock
Brazil	34,932	34,932	-	-
South Korea	44,177	-	44,177	-
Rights
Thailand	206	-	206	-
Short-Term Investments	3,713,920	672,109	3,041,811	-
Contracts For Difference
Equity Contracts	42,541	42,541	-	-
Total Assets	$22,460,563	$6,746,996	$15,301,151	$412,416

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(325,897)	$(148,546)	$-	$(177,351)
Total Liabilities	$(325,897)	$(148,546)	$-	$(177,351)

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the  Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.